CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended					6 Months Ended	9 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020		Mar. 31, 2020	Jun. 30, 2020	Mar. 31, 2021
Formation and operating costs	$ 119,891		$ 80		$ 1,000	$ 1,000	$ 205,355
Loss from operations	(119,891)		0		(1,000)		(205,355)
Other income:
Interest earned on marketable securities held in Trust Account	14,752		0		0		19,593
Net loss	(105,139)	$ (80,543)	$ (80)		$ (1,000)	$ (1,000)	(185,762)
Redeemable common stock
Other income:
Interest earned on marketable securities held in Trust Account	$ 14,752						$ 19,593
Weighted average shares outstanding of common stock	8,009,041						8,009,041
Basic and diluted net loss per common share	$ 0.00		$ 0.00		$ 0.00		$ 0.00
Non-redeemable common stock
Other income:
Net loss	$ (105,139)				$ (1,000)		$ (185,762)
Weighted average shares outstanding of common stock	1,990,948		1,875,000	[1]	1,875,000	1,875,000 [1]	1,913,085
Basic and diluted net loss per common share	$ (0.05)		$ 0.00		$ 0.00	$ 0.00	$ (0.10)

[1]	Excludes an aggregate of up to 281,250 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.